GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 20 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended
	December 31,	December 31,
	2021	2020

Payroll and related	$1,027	$579
Professional fees	3,417	1,449
Share-based compensation	842	-
Depreciation and amortization	321	213
Office maintenance	275	23
Investor relations	254	101
Others	358	-
	$6,494	$2,365

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)